Registration Nos. 333-144744

811-22099

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 11	☒
(Check appropriate box or boxes.)

GATEWAY TRUST

(Exact Name of Registrant as Specified in Charter)

399 Boylston Street, Boston, Massachusetts	02116
(Address of principal executive offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (617) 449-2810

Coleen Downs Dinneen, Esq.

Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and Address of Agent for Service)

Copy to:

John M. Loder, Esq.

Ropes & Gray

One International Place

Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	on December 30, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Post-Effective Amendment (“PEA”) No. 3 to the registration statement on Form N-1A of the Registrant (the “Amendment”) was filed pursuant to Rule 485(a) under the 1933 Act on July 2, 2009. Pursuant to Rule 485(a), the Amendment would have become effective on September 1, 2009. On August 31, 2009, PEA No. 4 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to October 1, 2009, on September 30, 2009, PEA No. 5 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to October 31, 2009, and on October 30, 2009, PEA No. 6 was filed pursuant to Rule 485(b)(1)(iii) to extend the Amendment’s effective date to November 30, 2009.

This PEA No. 7 is being filed pursuant to Rule 485(b)(1)(iii) to extend the effective date of the Amendment to December 30, 2009. This PEA No. 7 incorporates by reference the following documents that are contained in the Amendment: (i) Prospectus of the Gateway Fund and (ii) Statement of Additional Information of the Gateway Trust.

Registration Nos. 333-144744

811-22099

GATEWAY TRUST

PART C

OTHER INFORMATION

Item 28.	Exhibits

(a)		Articles of Incorporation.

	(1)	The Registrant’s Agreement and Declaration of Trust dated May 29, 2007 (the “Agreement and Declaration”) is incorporated by reference to exhibit (1) to the Registration Statement (the “Registration Statement”) on Form N-14AE filed on October 23, 2007.

(b)		By-Laws.

	(1)	The Registrant’s Amended and Restated By-Laws dated September 23, 2008 is incorporated by reference to exhibit (b)(1) to post-effective amendment (“PEA”) No. 2 to the Registration Statement filed on April 30, 2009.

(c)		Instruments Defining Rights of Security Holders.

	(1)	Rights of shareholders are described in Article III, Section 6 of the Agreement and Declaration, which is incorporated by reference to exhibit (1) to the Registration Statement on Form N-14AE filed on October 23, 2007.

(d)		Investment Advisory Contracts.

	(1)	Investment Advisory Agreement dated February 16, 2008 between the Registrant, on behalf of Gateway Fund, and Gateway Investment Advisers, LLC (“Gateway”) is incorporated by reference to exhibit (6)(a) to the Registration Statement on Form N-14 filed on February 25, 2008.

(e)		Underwriting Contracts.

	(1)	Distribution Agreement dated February 19, 2008 between the Registrant, on behalf of Gateway Fund, and Natixis Distributors, L.P. (“Natixis Distributors”) is incorporated by reference to exhibit (7)(a) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(2)	Form of Dealer Agreement used by Natixis Distributors is filed herewith.

(f)		Bonus or Profit Sharing Contracts.

	(1)	Not applicable.

(g)		Custodian Agreements.

	(1)	Master Custodian Agreement dated September 1, 2005 between the Registrant, on behalf of Gateway Fund, and State Street Bank and Trust Company (“State Street”) is incorporated by reference to exhibit (g)(1) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

	(2)	Amendment No. 1 dated September 15, 2006 to Master Custody Agreement dated September 1, 2005 between the Registrant, on behalf of Gateway Fund, and State Street is incorporated by reference to exhibit (g)(2) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

	(3)		Letter Agreement dated February 15, 2008 amending the Master Custodian Agreement dated September 1, 2005 between the Registrant, on behalf of Gateway Fund, and State Street is incorporated by reference to exhibit (9)(c) to the Registration Statement on Form N-14 filed on February 25, 2008.

(h)			Other Material Contracts.

	(1)	(i)	Transfer Agency and Services Agreement dated October 1, 2005 with Boston Financial Data Services, Inc. (“BFDS”) is incorporated by reference to exhibit (h)(1) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(ii)	Revised Appendix A dated February 15, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 with BFDS is incorporated by reference to exhibit (h)(1)(ii) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(iii)	Amendment dated October 1, 2008 to Transfer Agency and Services Agreement dated October 1, 2005 with BFDS is incorporated by reference to exhibit (h)(1)(iii) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

	(2)	(i)	Administrative Services Agreement dated January 3, 2005 with Natixis Asset Management Advisors, L.P. (“Natixis Advisors”) is incorporated by reference to exhibit (h)(4) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(ii)	First Amendment dated November 1, 2005 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(5) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(iii)	Second Amendment dated January 1, 2006 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(6) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(iv)	Third Amendment dated July 1, 2007 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(7) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(v)	Fourth Amendment dated September 17, 2007 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(8) to the Registration Statement on Form N-1A/A filed on November 6, 2007.

		(vi)	Fifth Amendment dated February 1, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (13)(i) to the Registration Statement on Form N-14 filed on February 25, 2008.

		(vii)	Sixth Amendment dated February 19, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (13)(j) to the Registration Statement on Form N-14 filed on February 25, 2008.

		(viii)	Seventh Amendment dated July 1, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(viii) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(ix)	Eighth Amendment dated September 29, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(x)	Ninth Amendment dated October 31, 2008 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(x) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(xi)	Tenth Amendment dated January 9, 2009 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(ix) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

		(xii)	Eleventh Amendment dated July 27, 2009 to the Administrative Services Agreement dated January 3, 2005 with Natixis Advisors is incorporated by reference to exhibit (h)(2)(xii) to PEA No. 4 to the Registration Statement filed on August 31, 2009.

	(3)		Gateway Waiver/Expense Reimbursement Agreement dated February 18, 2008 is incorporated by reference to exhibit (13)(c) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(4)		Natixis Advisors Administrative Services Fee Waiver dated February 18, 2008 is incorporated by reference to exhibit (13)(l) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(5)		Delegation Agreement dated February 16, 2008 between Gateway and Natixis Advisors is incorporated by reference to exhibit (13)(m) to the Registration Statement on Form N-14 filed on February 25, 2008.

	(6)		Reliance Agreement for Exchange Privileges dated June 30, 2009 by and among the Registrant, Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Natixis Cash Management Trust, Hansberger International Series, Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(6) to PEA No. 4 to the Registration Statement filed on August 31, 2009.

(i)			Legal Opinion.

	(1)		Opinion and Consent of Ropes & Gray LLP is incorporated by reference to exhibit (i) to the Registration Statement on Form N-1A/A filed on November 8, 2007.

(j)			Other Opinions.

	(1)		Consent of Independent Registered Public Accounting firm to be filed by amendment.

	(2)		Consent of Independent Registered Public Accounting firm to be filed by amendment.

(k)			Omitted Financial Statements.

Not Applicable.

(l)			Initial Capital Agreements.

Not applicable.

(m)			Rule 12b-1 Plans.

	(1)	Rule 12b-1 Plan for Class A shares of Gateway Fund is incorporated by reference to exhibit (m)(1) to the Registration Statement on Form N-1A filed on July 20, 2007.

	(2)	Rule 12b-1 Plan for Class C shares of Gateway Fund is incorporated by reference to exhibit (m)(2) to the Registration Statement on Form N-1A filed on July 20, 2007.

(n)		Rule 18f-3 Plan.

	(1)	Rule 18f-3 Plan effective as of May 1, 2009 is incorporated by reference to exhibit (n)(1) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

(p)		Codes of Ethics.

	(1)	Code of Ethics dated September 14, 2007 for Registrant is incorporated by reference to exhibit (p)(1) to the Registration Statement on Form N-1A filed on July 20, 2007.

	(2)	Code of Ethics dated February 15, 2008, as revised September 18, 2008 for Gateway is incorporated by reference to exhibit (p)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

	(3)	Code of Ethics dated October 1, 2007, as amended April 1, 2009 for Natixis Advisors and Natixis Distributors is incorporated by reference to exhibit (p)(3) to PEA No. 3 filed on July 2, 2009.

(q)		Powers of Attorney.

	(1)	Power of Attorney dated June 1, 2007 for Graham T. Allison, Jr., Charles D. Baker, Edward Benjamin, Robert Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker designating Coleen Downs Dinneen, Russell Kane, Michael Kardok and John M. Loder as attorneys to sign for each Trustee are incorporated by reference to exhibit (q) to the Registration Statement on Form N-1A filed on July 20, 2007.

	(2)	Power of Attorney dated June 17, 2008 for Kenneth A. Drucker designating Coleen Downs Dinneen, Russell Kane, Michael Kardok and John M. Loder as attorneys to sign is incorporated by reference to exhibit (q)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009.

	(3)	Power of Attorney dated June 4, 2009, effective July 1, 2009, for Wendell J. Knox is incorporated by reference to exhibit (q)(3) to PEA No. 3 filed on July 2, 2009.

Item 29.	Persons Controlled by or Under Common Control with the Registrant

None. The Registrant is not aware of any person controlled or under common control with the Registrant. As of November 16, 2009, there were no persons that owned 25% or more of the outstanding voting securities of the Registrant.

Item 30.	Indemnification

Under Article 5 of the Registrant’s By-Laws, any past or present Trustee or officer of the Registrant and The Gateway Trust, an Ohio business trust, prior to the reorganization of such trust into the Registrant (each hereinafter referred to as a “Covered Person”) shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such Covered Person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Distribution Agreement, the Custodian Contract, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the “Agreements”) contained herein, will provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with Natixis Global Asset Management L.P. and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any deliberate fraudulent act, deliberate criminal act, the gaining of any profit or advantage to which the Trustee or officer was not legally entitled or for self dealing, as determined by a judgment, final adjudication or alternative dispute resolution proceeding.

Item 31.	Business and Other Connections of Investment Adviser

A description of the business of Gateway Investment Advisers, LLC, the investment adviser of the Fund (the “Investment Adviser”), is set forth under the captions “Meet the Fund’s Investment Adviser” in the prospectuses and “Investment Advisory and Other Services” in the statements of additional information, all forming part of this Registration Statement.

Except as set forth below, the directors, officers, and members of the Investment Adviser, have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors, officers, or members of the Investment Adviser or the Investment Adviser’s predecessor or certain of its affiliates. Certain directors, officers, and members of the Investment Adviser serve as officers or trustees of the Registrant as set forth under the caption “Meet the Fund’s Investment Adviser” in the Registrant’s statements of additional information, forming part of this Registration Statement, and/or as officers and/or directors of certain private investment companies managed by the Investment Adviser or certain of its affiliates. The address of the Investment Adviser is Rookwood Tower, Suite 600, 3805 Edwards Road, Cincinnati, Ohio 45209 and the Registrant is 399 Boylston Street, Boston, MA 02116.

Name	Position with Investment Adviser	Other Connections

Walter G. Sall	Chairman	Director of Melmedica Children’s Health Care Inc. through May, 2006; Director of Anderson Bank through January, 2007

J. Patrick Rogers	Director, Chief Executive Officer and President	None

Donna M. Brown	General Counsel, Secretary and Chief Compliance Officer	None

Gary H. Goldschmidt	Vice President and Chief Financial Officer	None

Geoffrey Keenan	Director, Executive Vice President and Chief Operating Officer	None

Paul R. Stewart	Director, Chief Investment Officer and Senior Vice President	None

Item 32.	Principal Underwriter

(a) Natixis Distributors, L.P., the principal underwriter of the Registrant, also serves as principal underwriter for:

Natixis Cash Management Trust

Natixis Funds Trust I

Natixis Funds Trust II

Natixis Funds Trust III

Natixis Funds Trust IV

Loomis Sayles Funds I

Loomis Sayles Funds II

Hansberger International Series

(b) The general partner and officers of the Registrant’s principal underwriter, Natixis Distributors, L.P., and their addresses are as follows:

Name	Positions and Offices with Principal Underwriter	Positions and Offices with Registrant

Natixis Distribution Corporation	General Partner	None

David L. Giunta	President and Chief Executive Officer	President and Chief Executive Officer

Coleen Downs Dinneen	Executive Vice President, General Counsel, Secretary and Clerk	Secretary, Clerk and Chief Legal Officer

Russell Kane	Senior Vice President, Deputy General Counsel, Assistant Secretary, Assistant Clerk and Chief Compliance Officer for Mutual Funds	Chief Compliance Officer, Anti-Money Laundering Officer and Assistant Secretary

Michael Kardok	Senior Vice President	Treasurer, Principal Financial and Accounting Officer

Beatriz Pina Smith	Executive Vice President, Treasurer and Chief Financial Officer	None

Anthony Loureiro	Senior Vice President, Chief Compliance Officer-Broker/Dealer and Anti-Money Laundering Compliance Officer	None

KC Chew	Senior Vice President and Chief Operating Officer for Managed Portfolio Advisers	None

David Vallon	Senior Vice President and Chief Compliance Officer – Adviser	None

Marilyn Rosh	Vice President and Controller	None

Matthew Coldren	Executive Vice President	None

Robert Hussey	Executive Vice President	None

Peter Martin	Executive Vice President	None

Caren Leedom	Executive Vice President	None

Matt Raynor	Executive Vice President	None

Sharon Wratchford	Executive Vice President	None

John Bearce	Senior Vice President	None

Josh Bogen	Senior Vice President	None

William Butcher	Senior Vice President	None

James Cove	Senior Vice President	None

Stacie DeAngelo	Senior Vice President	None

Edward Farrington	Senior Vice President	None

Tracey Flaherty	Senior Vice President	None

David Goodsell	Senior Vice President	None

Dana Hartwell	Senior Vice President	None

David Lafferty	Senior Vice President	None

Ted LeClair	Senior Vice President	None

Dan Lynch	Senior Vice President	None

Ian MacDuff	Senior Vice President	None

Marla McDougall	Senior Vice President	None

Maureen O’Neill	Senior Vice President	None

Elizabeth Puls-Burns	Senior Vice President	None

Manjari Saha	Senior Vice President	None

Dan Santaniello	Senior Vice President	None

Susannah Wardly	Senior Vice President	None

Faith Yando	Senior Vice President	None

The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c) Not applicable.

Item 33.	Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder:

(a) For all series of Registrant:

(i)	Gateway Trust

399 Boylston Street

Boston, MA 02116

(ii)	Boston Financial Data Services, Inc.

2 Heritage Drive, 4th Floor

North Quincy, MA 02171

(iii)	Natixis Distributors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(iv)	Natixis Asset Management Advisors, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(v)	State Street Bank and Trust Company

225 Franklin Street

Boston, Massachusetts 02110

(vi)	Gateway Investment Advisers, LLC

312 Walnut Street

35th Floor

Cincinnati, Ohio 45202

Item 34.	Management Services

None.

Item 35.	Undertakings

The Registrant undertakes to provide the annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

GATEWAY TRUST

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (“PEA”) No. 7 to its Registration Statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 7 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 25th day of November, 2009.

GATEWAY TRUST

By:	/s/ DAVID L. GIUNTA
David L. Giunta President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/S/ DAVID L. GIUNTA David L. Giunta	President and Chief Executive Officer	November 25, 2009

/S/ MICHAEL C. KARDOK Michael C. Kardok	Treasurer	November 25, 2009

GRAHAM T. ALLISON, JR.* Graham T. Allison, Jr.	Trustee	November 25, 2009

CHARLES D. BAKER * Charles D. Baker	Trustee	November 25, 2009

EDWARD A. BENJAMIN * Edward A. Benjamin	Trustee	November 25, 2009

ROBERT J. BLANDING * Robert J. Blanding	Trustee	November 25, 2009

DANIEL M. CAIN * Daniel M. Cain	Trustee	November 25, 2009

KENNETH A. DRUCKER * Kenneth A. Drucker	Trustee	November 25, 2009

JOHN T. HAILER * John T. Hailer	Trustee	November 25, 2009

WENDELL J. KNOX * Wendell J. Knox	Trustee	November 25, 2009

SANDRA O. MOOSE * Sandra O. Moose	Trustee, Chairperson of the Board	November 25, 2009

CYNTHIA L. WALKER * Cynthia L. Walker	Trustee	November 25, 2009

*By:	/s/ COLEEN DOWNS DINNEEN
Coleen Downs Dinneen Attorney-In-Fact**/***/****

November 25, 2009

**	Powers of Attorney for Graham T. Allison, Jr., Charles D. Baker, Edward Benjamin, Robert Blanding, Daniel M. Cain, John T. Hailer, Sandra O. Moose and Cynthia L. Walker are incorporated by reference to exhibit (q) to the Registration Statement on Form N-1A filed on July 20, 2007.
***	Power of Attorney for Kenneth Drucker is incorporated by reference to exhibit (q)(2) to PEA No. 2 to the Registration Statement filed on April 30, 2009.
****	Power of Attorney for Wendell J. Knox is incorporated by reference to exhibit (q)(3) to PEA No. 3 to the Registration Statement filed on July 2, 2009.

Gateway Trust

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

(e)(2)	Form of Dealer Agreement used by Natixis Distributors